STOCK-BASED COMPENSATION - Schedule 2017 Stock Incentive Plan-Restricted Stock Units (Details)						3 Months Ended		12 Months Ended
	Aug. 20, 2020 shares	Aug. 20, 2020 $ / shares	Aug. 20, 2020 individual	Aug. 20, 2020 item	Jun. 08, 2020 USD ($)	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 shares	Jan. 31, 2017 shares
Restricted stock units
Stock compensation expense					$ 9,432,000
Stock Incentive Plan 2017
Restricted stock units
Stock compensation expense						$ 121,000	$ 456,000
Stock Incentive Plan 2017 | Research and development
Restricted stock units
Stock compensation expense						19,000	425,000
Stock Incentive Plan 2017 | General and administrative
Restricted stock units
Stock compensation expense						$ 102,000	$ 31,000
Stock Incentive Plan 2017 | RSU
Restricted stock units
Authorized shares | shares										1,708,615
Number of persons to whom shares were cancelled | individual			5
Restricted stock unit activity
Nonvested RSUs at beginning of year | shares						946,245
Granted | shares	946,245					6,019		1,655,579	0
Vested | shares	0							0	0
Cancelled and forfeited | shares	(709,334)							(709,334)
Nonvested RSUs at March 31 | shares	12.81					952,264		946,245
Weighted average grant day fair value per share
Nonvested RSUs at beginning of year | $ / shares						$ 12.81
Granted | $ / shares						9.00		$ 12.84
Cancelled and forfeited | $ / shares		$ 12.87						12.87
Nonvested RSUs at March 31 | $ / shares		$ 12.81				$ 12.79		$ 12.81
Stock Incentive Plan 2017 | RSU | Research and development
Restricted stock units
Stock compensation expense						$ 267,700		$ 748,400
Incremental compensation costs						20,400		166,900
Stock Incentive Plan 2017 | RSU | General and administrative
Restricted stock units
Stock compensation expense						556,600		1,725,300
Incremental compensation costs						$ 44,700		$ 402,700
Stock Incentive Plan 2017 | RSU | Non-Employees
Restricted stock units
Number of persons to whom shares were cancelled			2	2
Stock Incentive Plan 2017 | RSU | Employees
Restricted stock units
Number of persons to whom shares were cancelled			3	3